Our operating assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Mar. 06, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	$ 98,898		$ 77,341
Deferred tax assets	4,288		4,016
Other financial assets	1,699		1,090
Quasi-equity loans to equity accounted units	5		5
Receivables and other assets	1,643		1,214
Non-current assets	106,533		83,666
Goodwill		$ 2,146
Arcadium
Disclosure of geographical areas [line items]
Goodwill	2,146
Non-current assets
Disclosure of geographical areas [line items]
Investments in equity accounted units	5,876		4,832
Australia
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	33,560		29,177
Deferred tax assets	1,416		1,132
Canada
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	18,890		14,444
Deferred tax assets	519		331
Mongolia
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	15,485		15,244
Deferred tax assets	1,366		1,780
US
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	7,557		7,111
Deferred tax assets	377		262
Africa
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	8,996		5,597
South America
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	10,024		3,704
Europe (excluding UK)
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	291		216
UK
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	142		109
Deferred tax assets	34		66
Other countries
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	3,953		1,739
Deferred tax assets	$ 576		$ 445